CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue
Rental revenue	$ 287,161,000	$ 243,978,000
Other revenue	4,600,000	3,216,000
Total revenue	291,761,000	247,194,000
Cost of revenue	240,158,000	201,423,000
Gross profit	51,603,000	45,771,000
Operating expenses:
Servicing costs	4,710,000	4,589,000
Underwriting fees	3,204,000	2,304,000
Professional and consulting fees	8,167,000	5,201,000
Technology and data analytics	6,113,000	7,170,000
Compensation costs	17,867,000	20,076,000
General and administrative	11,242,000	10,866,000
Litigation and settlement expenses	813,000	3,666,000
Total operating expenses	52,116,000	53,872,000
Income (loss) from operations	(513,000)	(8,101,000)
Gain on extinguishment of term loan and settlement of derivative liability, net	5,120,000	0
Interest expense and other fees	(20,552,000)	(18,851,000)
Interest income	197,000	1,163,000
Change in fair value of derivative liability and warrants	17,432,000	17,000
Income (loss) before income taxes	1,684,000	(25,772,000)
Provision for income taxes	(319,000)	(143,000)
Net income (loss)	1,365,000	(25,915,000)
Accumulated undeclared dividends	(1,922,000)	0
Net income (loss) available to common stockholders	$ (557,000)	$ (25,915,000)
Weighted average common shares outstanding - basic (in shares)	5,027	4,347
Weighted average common shares outstanding - diluted (in shares)	5,027	4,347
Net loss per common share - basic (in dollars per share)	$ (0.11)	$ (5.96)
Net loss per common share - diluted (in dollars per share)	$ (0.11)	$ (5.96)